Stockholders' Equity - Reserved Common Stock (Details) - shares	Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)	5,057,986	27,985,690
Convertible Preferred Stock
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)		23,946,403
Stock options
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)	5,042,525	4,023,826
Warrant
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)	15,461	15,461